Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Property Interests
Disclosure of work expenditures and cash payments for acquisition of mineral property rights
	Quebec	Nunavut	British Columbia	Total

Balance at December 31, 2020	$125,354	$19,358	$16,060	$160,772
Purchase of Homestake Ridge royalty	-	-	400	400
Option payment received	(260)	-	-	(260)
Disposition	(50)	-	-	(50)
Change in estimate of provision for site reclamation and closure	50	(219)	-	(169)
Balance at December 31, 2021	$125,094	$19,139	$16,460	$160,693
Sale of Homestake Resources (note 1)	-	-	(16,460)	(16,460)
Acquisition of additional ownership interest in ESJV (note 1)	1,281	-	-	1,281
Option payment received	(310)	-	-	(310)
Change in estimate of provision for site reclamation and closure (note 13)	(409)	395	-	(14)
Balance at December 31, 2022	$125,656	$19,534	$-	$145,190